Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FT Vest U.S. Equity Deep Buffer ETF - August | FT Vest U.S. Equity Deep Buffer ETF - August
Prospectus [Line Items]
Annual Return [Percent]	13.75%	(12.09%)	6.72%	8.08%